RELATED PARTY TRANSACTIONS (Narrative) (Details)					1 Months Ended					12 Months Ended
	Jul. 01, 2022 EUR (€)	Jul. 01, 2022 USD ($)	Jul. 01, 2021 EUR (€)	Jul. 01, 2021 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2007 EUR (€)	Dec. 31, 2007 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Increase In annual rent | €	€ 1,050,000		€ 170,560
Overhead costs		$ 686,000		$ 97,000
Non executive directors fees											$ 1,454,000	$ 2,058,000	$ 1,639,000
Share-based compensation benefits											$ 931,000	1,601,000
Metabolomics [Member]
Disclosure of transactions between related parties [line items]
Acquisition Consideration					$ 900,000
Consideration transferred					906,000
Extinguishment of monies owed					$ 410,000
Percentage of minority shareholding					100.00%
Metabolomics [Member] | American depositary share [Member]
Disclosure of transactions between related parties [line items]
Acquisition Consideration					$ 270,000
Consideration transferred					$ 270,000
Mr. O'Caoimh [Member]
Disclosure of transactions between related parties [line items]
Annual rent payable for ware house						€ 144,000	$ 159,000
Rate of rent per squre foot							$ 16,000
Mr. O'Caoimh [Member] | Additional Space [Member]
Disclosure of transactions between related parties [line items]
Annual rent payable													$ 90,000
JRJ Investments [Member]
Disclosure of transactions between related parties [line items]
Term of lease								25-year	25-year	25-year	25-year
Annual rent payable										€ 381,000	$ 421,000
Mr. O'Caoimh and Dr Walsh [Member]
Disclosure of transactions between related parties [line items]
Term of lease						10-year	10-year
Annual rent payable								€ 787,000	$ 834,000
Rate of rent per squre foot									$ 43,860
Directors [Member]
Disclosure of transactions between related parties [line items]
Non executive directors fees											114,000	73,000
Share-based compensation benefits											$ 0	$ 0
Dr. Jim Walsh [Member] | Metabolomics [Member]
Disclosure of transactions between related parties [line items]
Percentage of minority shareholding					6.00%
Value attributable to interest					$ 55,000